SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-21126

BLACKROCK MUNICIPAL INCOME TRUST II

(Name of Registrant)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it may redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission at least 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of BlackRock Municipal Income Trust II (the “Fund”) to be redeemed:

Series W-7 Variable Rate Muni Term Preferred Shares, par value $0.001 per share, liquidation preference of $100,000 per share (the “Series W-7 VMTP Shares”) (CUSIP #: 09249N606).

(2)	The date on which the securities are to be called or redeemed:

The Fund may redeem the Series W-7 VMTP Shares on one or more occasions during the period from April 3, 2023 to October 1, 2023.

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series W-7 VMTP Shares are to be redeemed pursuant to Section 10(a) of the Fund’s Statement of Preferences of Variable Rate Muni Term Preferred Shares (the “Statement”), a form of which was most recently filed with the Commission on April 24, 2012, as an exhibit to the Fund’s Form NSAR-A. Pursuant to Section 10(c) of the Statement, dividends on the Series W-7 VMTP Shares will cease to accumulate from and after the date of redemption.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund may redeem up to 67% (2,028 shares) of its currently outstanding Series W-7 VMTP Shares. Such redemptions(s) will be made on a pro rata basis among the Holders of the Series W-7 VMTP Shares. Holders of the Series W-7 VMTP Shares will receive the liquidation preference of $100,000 per share, together with accumulated and unpaid dividends through the date of redemption. All of the Series W-7 VMTP Shares are held in book-entry form through the Depository Trust Company (“DTC”), and such shares being redeemed will be redeemed in accordance with the procedures of DTC. Payment by the Fund of the Redemption Price (as defined in the Statement) will be made to The Bank of New York Mellon, as redemption and paying agent for the Series W-7 VMTP Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the BlackRock Municipal Income Trust II has duly caused this Notification of Redemption of Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 2nd day of March, 2023.

BLACKROCK MUNICIPAL INCOME TRUST II

By:	/s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

[Signature Page – BLE 23c-2 Notice]